Jan-07-05 14:40 From-NEW YORK STOCK EXCHANGE +2126565893 T-375 P.002/002 F-501

Securities Operations
[redacted]

05001206

New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

1-12494

NYSE

Cert NYS

RECD S.E.C.
JAN 7 2005
081

January 7, 2005

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
JAN 14 2005
THOMSON
FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, CBL & Associates Properties, Inc., Depositary Shares (Each representing a 1/10th fractional interest of a share of 7.375% Series D Cumulative Redeemable Preferred Stock, $.01 par value) and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on January 7, 2005. Tentative listing date – January 11, 2005.

Sincerely,

[signature]